Equity - Issuance and Conversion of Warrants (Details) - Cash Convertible Notes - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Nov. 13, 2018	Sep. 13, 2017
2023 Notes
Class of Stock [Line Items]
Number of share warrants (in shares)		9.7
Exercise price per share (in USD per share)		$ 49.9775
Proceeds from issuance of warrants, net of issuance costs		$ 45.3
2024 Notes
Class of Stock [Line Items]
Number of share warrants (in shares)	10.9
Exercise price per share (in USD per share)	$ 50.3346
Proceeds from issuance of warrants, net of issuance costs	$ 72.4